Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	R 230	R 363
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	197	363
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	R 33	R 0